                     REGISTRATION NOS. 33-27958, 811-5797
             As filed with the Securities and Exchange Commission
                               on June 15, 2000
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             ____________________

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X /
                                                          --

      PRE-EFFECTIVE AMENDMENT NO. __                          /__/

      POST-EFFECTIVE AMENDMENT NO. 34                         /X /
                                                               --

                                    AND/OR

REGISTRATION STATEMENT UNDER THE
      INVESTMENT COMPANY ACT OF 1940                          /X /
                                                               --

         AMENDMENT NO. 36                                     /X /
                                                              --

                             NORTH AMERICAN FUNDS
              (Exact Name of Registrant as Specified in Charter)

                              286 Congress Street
                          Boston, Massachusetts 02210
                                (800) 872-8037
                   (Address of Principal Executive Offices)
                           John I. Fitzgerald, Esq.
                                General Counsel
                             North American Funds
                              286 Congress Street
                               Boston, MA  02210
                              (Agent for Service)

                             ____________________

                                   Copy to:
                           Gregory D. Sheehan, Esq.
                                 Ropes & Gray
                            One International Place
                               Boston, MA  02110


It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[_]  on (date) pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A AND B OF THIS AMENDMENT RELATE ONLY TO THE FOLLOWING SERIES OF THE
REGISTRANT:

JOSEPHTHAL STRATEGIC GROWTH FUND

NO INFORMATION RELATING TO ANY OTHER SERIES IS AMENDED, DELETED OR SUPERSEDED BY PARTS A AND B OF THIS AMENDMENT.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                                 PROSPECTUS 2000

                             [North American Funds]




                        Josephthal Strategic Growth Fund

                                 Class A Shares
                                 Class B Shares
                                 Class C Shares


The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.


September __, 2000

                                Table of Contents
                           Organization of Information

This Prospectus includes information about the Josephthal Strategic Growth Fund (the "Fund").

Section I:  Summary of the Fund     ..........................           Page 1

       .       Investment Objective
       .       Principal Investment Strategies
       .       Main Investing Risks
       .       Descriptions of Main Investment Risks

Section II:  Other Information about the  Fund ...............           Page 4

       .       Fees and Expenses
       .       More Information About Investment
               Strategies and Risks
       .       Other Risks of Investing
       .       Fund Management

Section III: Investing in the Fund  ..........................           Page 11

This section includes the information you need about how to invest and how to redeem shares. It also includes other important information about sales charges, taxes and account privileges.

More Information

The back cover of this prospectus lists a number of places to call or to visit if you would like additional information.

Section I:   Summary of the Fund

The summary below describes the investment objective and principal investment strategies of the Fund. This summary lists the main risks of investing in the Fund. More detailed explanations of these main risks start on the following page.

Investment Objective and Strategies

The investment objective of the Fund is to seek capital appreciation. To achieve this objective, Josephthal & Co. ("Josephthal"), the Fund's subadvisor, ordinarily invests at least 75% of the Fund's total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq system. Josephthal seeks to identify growth companies, which often are small or medium-size capitalization companies, with growth characteristics such as positive earnings comparisons, potential for accelerated growth and market share gains. The primary focus of the Fund will be companies in the technology sector; however, the Fund also may make significant investments in companies in the healthcare and consumer sectors.

The Fund will invest primarily in common stock but also may invest in other types of equity securities that offer opportunities for capital appreciation, including publicly traded partnership interests. The Fund may invest up to 15% of its total assets in investment grade debt securities.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow that it will be able to experience significant improvement in performance by investing in IPOs.

It is important to remember that, as with any investment, it is possible for investors to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

Main Investing Risks

 .         Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with investing in smaller companies)

 .         Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)

 .         Management Risk (the risk that Josephthal may not produce the desired investment results)

 .         Science & Technology Company Risk (the risk that the prices of science and technology companies will be particularly volatile)

 .         Healthcare Company Risk (the risk that the financial condition of healthcare companies will be adversely affected by such factors as intense competition, rapid technological change, high research costs and product obsolescence)

Descriptions of Main Investing Risks

The value of your investment in the Fund can change for many reasons, and may decrease. The primary reasons for possible decreases in the Fund's value are called "Main Investing Risks," and are explained in this section. Because the types of investments the Fund makes may change over time, the types of risks affecting the Fund may change as well. Section II of the Prospectus includes more information about other risks that could affect the Fund's value.

Equity Risk
Equity securities, such as a company's common stock, may fall in value in response to factors relating to the issuer, such as management decisions or falling demand for a company's goods or services. Additionally, factors affecting a company's particular industry, such as increased production costs, may affect the value of its equity securities. Equity securities also rise and fall in value as a result of factors affecting entire financial markets, such as political or economic developments, or changes in investor psychology. Growth stocks are the stocks of companies that have earnings that are expected to grow relatively rapidly. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Market capitalization refers to the total value of a company's outstanding stock. Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited product lines, smaller markets for their products and services, and they may depend on a small or inexperienced management group. Small company stock may not trade very actively, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller companies may be more vulnerable to negative changes than stocks of larger companies.

The risks associated with equity securities are typically higher for equity securities purchased in IPOs. Issuers in IPOs typically have a limited operating history, and the prices of equity securities are often very volatile for some time following an IPO.

Healthcare Company Risk
Certain healthcare companies are subject to intense competition and rapid technological change. Many such companies also face high research and development costs and obsolescence of their products. These factors may have a significant adverse effect on the financial condition and operating results of companies in the healthcare industries. Healthcare companies may also have persistent losses or erratic revenue patterns, which in turn may lead to significant volatility in their share prices. Additionally, the viability of many healthcare companies depends largely on whether such companies can obtain Food and Drug Administration ("FDA") approval of their products or services. If a healthcare company fails to obtain FDA approval for one or more of its products or services, the company may be unable to continue operations, and the Fund's investment in the company may lose some or all of its value.

Liquidity Risk
Liquidity risk is the risk that the Fund will not be able to sell a security because there are too few people who actively buy and sell, or trade, that security on a regular basis. The Fund may not be able to sell an illiquid security at a fair price. Liquidity risk increases if the Fund invests in derivatives, foreign investments or restricted securities.

Management Risk
Management risk is the risk that the subadvisor of the Fund, despite using various investment and risk analysis techniques, may not produce the desired investment results.

Science & Technology Company Risk
Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is, therefore, likely to be much more volatile.

Section II:  Other Information about the Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

                   Maximum Sales Charge Imposed            Maximum Deferred Sales Charge
                   on Purchases (as a percentage of        (as a percentage of original purchase
                   offering price)                         price or redemption price, whichever
                                                           is lower)
------------------------------------------------------------------------------------------------
  Class A                     5.75%                                       1%*
  Class B                     None                                        5%**
  Class C                     None                                        1%***
------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

                    Management     Distribution     Other         Total Annual
                    Fees           (12b-1) Fees     Expenses      Fund Operating
                                                                  Expenses
--------------------------------------------------------------------------------
  Class A            .90%           .35%            .52%          1.82%
  Class B            .90%          1.00%            .52%          2.47%
  Class C            .90%          1.00%            .52%          2.47%
--------------------------------------------------------------------------------

*   1% first year after purchase for purchases of $1 million or more.
** 5% first and second year; 4% third year; 3% fourth year; 2% fourth year; 1% sixth year and 0% thereafter.
*** 0% after first year. The higher Distribution Fees borne by Class B and Class C shares may cause long-term shareholders to pay more in sales charges than the maximum permitted front-end sales charge on Class A shares.

The examples below assume that you:

       . Invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.
       . Your investment earns a 5% return each year and that each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         1 Year     3 Years
--------------------------------------------------------------------------------
  Class A                                                  749       1,115
  Class B                                                  250       1,170
      Class B - No Redemption                              250         770
  Class C                                                  350         770
      Class C - No Redemption                              250         770
--------------------------------------------------------------------------------

By translating "Total Annual Fund Operating Expenses" into dollar amounts, these examples help you compare the costs of investing in the Fund, or a particular class of shares, with the costs of investing in other mutual funds.

More Information About Investment Strategies and Risks

     This Prospectus does not attempt to disclose all of the different investment techniques that the Fund might use, or all of the types of securities in which the Fund might invest. As with any mutual fund, investors must rely on the professional judgment and skill of the Fund's management. Josephthal may choose not to use some or all of the investment techniques available to the Fund, and these choices may cause the Fund to lose money or not achieve its goal. The investment objective of the Fund may be changed by the Trustees without the approval of the Fund's shareholders. Except as noted for certain investment restrictions, the strategies the Fund uses to achieve its investment objective also may be changed by the Trustees without approval of the shareholders. This section provides additional information about the Fund, and should be read in conjunction with the Fund Summary.

The Fund emphasizes equity securities of growth companies that represent attractive opportunities for capital appreciation. In selecting investments for the Fund, Josephthal seeks to identify companies that it believes will achieve superior growth rates based on its market research and company analysis. The Fund will focus on technology companies that are positioned to take advantage of technology infrastructure conversions, including companies in the computer, semi-conductor, electronics, communications and telecommunications industries. In addition, the Fund may make significant investments in the healthcare sector, including in particular biotechnology companies, and in the consumer sector, including in particular high quality consumer retailers.

Certain investments in smaller capitalization companies may offer greater opportunities for capital appreciation than larger companies, but may also involve special risks. The Fund also may buy securities such as convertible debt, preferred stock, options, or other securities exchangeable for shares of common stock and other equity securities, including publicly traded partnership interests.

The Fund may buy investment grade debt securities issued by both domestic and foreign issuers; however, the Fund may invest no more than 15% of its total assets in debt securities. The Fund may invest up to 25% of its total assets in securities of foreign issuers, either directly or indirectly through American Depository Receipts (ADRs) or closed-end investment companies.

The Fund may hold up to 15% of its net assets in illiquid investments, such as securities for which market quotations are not readily available, in repurchase agreements which have a maturity longer than seven days, and in securities subject to restrictions on resale for which no adequate trading market exists. There is no percentage restriction on the Fund's ability to enter into repurchase agreements with maturities of seven days or less.

The Fund may sell securities short and borrow the same security from a broker or other institution to complete the sale; however, the Fund will not sell short securities whose underlying value exceeds 25% of its net assets. All percentage tests are measured at the time of investment.

In seeking to achieve its investment objective, the Fund may use certain futures and option strategies. The Fund will not engage in options, futures or forward transactions, other than for hedging purposes, if as a result more than 5% of its total assets would be so invested. The Fund may engage in such transactions to an unlimited extent for hedging purposes.

Other Risks of Investing in the Fund

Although the Fund may have the flexibility to use some or all of the investments or strategies described in this Prospectus and the Statement of Additional Information, Josephthal may choose not to use these investments or strategies for a variety of reasons. These choices may cause the Fund to miss opportunities, lose money or not achieve its goal.

Credit Risk
Credit Risk is the risk that the issuer or the guarantor (the entity that agrees to pay the debt if the issuer cannot) of a debt or fixed income security, or the counterpart to a derivatives contract or a securities loan, will not repay the principal and interest owed to the investors or otherwise honor its obligations. There are different levels of credit risk. Debt securities rated in one of the four highest rating categories by a rating agency (and comparable unrated securities) are known as "investment grade." Debt securities rated below the four highest rating categories by a rating agency (and comparable unrated securities) are known as "lower rated" or "junk bonds." Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality (generally known as junk bonds) have very high levels of credit risk. Securities that are highly rated have lower levels of credit risk.

Investments in foreign securities are subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign (national) debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Foreign Securities
There are risks associated with investing in foreign securities. These risks include unforeseen changes in tax laws, political changes, and changes in foreign currency values and exchange rates.

There may be less publicly available information about foreign issuers. Foreign issuers including foreign branches of U.S. banks, are subject to different accounting and reporting requirements, which are generally less extensive than the requirements for domestic issuers. Foreign stock markets generally have substantially less volume than the U.S. exchanges and securities of foreign issuers are generally less liquid and more volatile, relative to U.S. issuers. For emerging markets, these risks can be more extreme.

There is frequently less governmental regulation of foreign exchanges, broker-dealers and issuers than in the United States, and brokerage costs may be higher. In addition, investments in foreign companies may be subject to the possibility of nationalization or other changes in policy. Policy changes may allow foreign governments to withhold dividends, expropriate (confiscate, or keep) investment returns, or raise taxes to extremely high levels, among other things. Also, should a foreign issuer default, it may be difficult to recover anything in a bankruptcy proceeding.

Lending Fund Securities
The Fund may lend up to 33% of its total portfolio assets, or securities, to brokers, dealers and other financial institutions. These loans must be callable (the Fund may ask that the loan be repaid in full) at any time by the Fund. The loans must be at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market (priced at market value) to the value of loaned securities on a daily basis. As with any extensions of credit, there may be risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of Fund securities will only be made to firms deemed by Josephthal to be creditworthy.

Interest Rate Risk (Market Risk)
Interest rate risk, or market risk, is the risk that a change in interest rates will negatively affect the value of a security. This risk applies primarily to debt securities such as bonds, notes and asset backed securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. As interest rates rise, an investment in the Fund can lose value, because the value of the securities the Fund holds may fall.

Market risk is generally greater for investments in debt securities with longer maturities. This risk may be increased for investments in mortgage-backed or other types of asset-backed securities that are often prepaid. Even investments in the highest quality debt securities are subject to interest rate risk.

Leverage Risk
Burrowing money to buy securities is using leverage. Leverage risk is the risk that leverage, or debt, will enable the Fund to buy more of a security that falls in value. In this case, the Fund would still need to repay the money it borrowed. The Fund can create leverage, or borrow money, by using different types of techniques including reverse repurchase agreements, dollar rolls, and derivatives including inverse floating rate instruments.

Hedging and Other Strategic Transactions
The Fund may use a variety of investment strategies described below for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the Fund. Hedging is simply believing that certain securities will fall, or rise, in value, and structuring transactions that take advantage of those changes. These transactions are generally used to protect against possible changes in the market value of securities the Fund already owns or plans to buy, to protect unrealized gains or to improve the Fund's return in some way.

The Fund may purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities, index futures contracts, financial futures contracts and fixed-income indices and other financial instruments, enter into financial futures contracts, enter into interest rate transactions, and enter into currency transactions. This category includes derivative transactions. Derivatives are financial contracts whose value depends on, or is derived from, the change in value of an underlying asset, reference rate or index. When the value of the underlying security or index changes, the value of the derivative changes as well. As a result, derivatives can lose all of their value very quickly. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Fund. Additional risks associated with derivatives include imperfect correlation (between the values of the derivative and the underlying investment) and improper valuation. Interest rate transactions may include swaps, caps, floors and collars, and currency transactions may include currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Frequent Trading
The Fund may buy or sell investments extremely frequently, increasing brokerage commissions and other expenses of the Fund. Frequent trading may also increase the amount of capital gains realized by the Fund, including short-term capital gains, which are generally taxable to shareholders at ordinary income tax rates.

Temporary Defensive Strategies
Josephthal may at certain times decide that pursuing the Fund's investment strategies is inconsistent with market conditions. Josephthal may then employ defensive strategies designed mostly to limit losses. However, Josephthal may choose not to use defensive strategies, even in volatile or unsettled market conditions. Such defensive strategies may cause the Fund to miss opportunities or to not achieve its goal.

Management of the North American Funds

Under the federal securities laws, Massachusetts law, and North American Funds' Agreement and Declaration of Trust and By-Laws, the business and affairs of the North American Funds (the "Trust") are managed under the direction of its trustees (the "Trustees").

American General Asset Management Corp. ("AGAM") is the investment adviser for the Trust. AGAM was formed in 1996 to advise, acquire and distribute mutual funds through broker-dealers, banks and other intermediaries. AGAM's address is 286 Congress Street, Boston, Massachusetts 02210. According to its Advisory Agreement With the Trust (the "Advisory Agreement"), AGAM:

 .    Oversees the administration of all aspects of the business and affairs of the Fund

 .    Selects, contracts with and compensates the subadvisor to manage the assets of the Fund

 .    Makes recommendations to the Trustees regarding the hiring, termination and replacement of the subadvisor


 .    Reimburses the Fund if the total of certain expenses allocated to the Fund exceeds certain limitations

 .    Monitors the subadvisor for compliance with the investment objectives and related policies of the Fund

 .    Reviews the performance of the subadvisor

 .    Periodically reports to the Trustees

Under an order granted to the North American Funds by the Securities and Exchange Commission, AGAM is permitted to appoint a subadvisor, to create a subadvisory agreement, and to terminate or amend a subadvisory agreement, in each case without shareholder approval. This "Manager of Managers" structure permits the Fund to change subadvisors or the fees paid to subadvisors without the expense and delays associated with obtaining shareholder approval. AGAM has ultimate responsibility under the Manager of Managers structure to oversee the subadvisor, including making recommendations to the Trust regarding the hiring, termination and replacement of the subadvisor.

Subadvisory Agreement
Josephthal & Co.

AGAM has retained Josephthal & Co., Inc. ("Josephthal"), 200 Park Avenue, 25th Floor, New York, New York 10166, as the subadvisor to the Fund. Josephthal is a registered investment adviser and a registered broker-dealer. Josephthal is a research-driven, full service investment banking and brokerage firm which, joined by its affiliated companies, has over 1,000 financial consultants in over 80 domestic and international offices. Pursuant to a subadvisory agreement between AGAM and Josephthal (the "Subadvisory Agreement"), Josephthal will provide continuous investment advisory services to the Fund, including: investment research, advice and management and periodic reporting to AGAM and the Trust. For its services as subadvisor to the Fund, Josephthal receives a fee from AGAM equal to .500% of the average daily net assets of the Fund.

Howard S. Schachter serves as the Fund's portfolio manager and is responsible for the day-to-day investment decisions of the Fund. Mr. Schachter is the Director of Capital Markets for Josephthal. He joined Josephthal in September 1998, and is based in Josephthal's New York City headquarters where he actively manages the research department. Mr. Schachter has thirty years industry experience and has held a variety of positions. Prior to joining Josephthal, Mr. Schachter spent six years with Needham & Co., where he managed the Needham Growth Fund.

The following table shows the management fees that the Fund will pay to AGAM annually under the Advisory Agreement as a percentage of the Fund's average daily net asset value. The subadvisory fee is paid by AGAM to Josephthal out of the advisory fee.

                          Advisory and Subadvisory Fees
                          -----------------------------

---------------------------------------- ------------------ --------------------
                                             Advisory Fee     Subadvisory Fee
                                                (AGAM)         (Josephthal)
---------------------------------------- ------------------ --------------------
First $50,000,000                                .900%             .500%
---------------------------------------- ------------------ --------------------
Between $50,000,000 and $200,000,000             .850%             .450%
---------------------------------------- ------------------ --------------------
Between $200,000,000 and $500,000,000            .825%             .425%
---------------------------------------- ------------------ --------------------
Excess over $500,000,000                         .800%             .400%
---------------------------------------- ------------------ --------------------

Section III:

Investing in the Fund
Classes of Shares

Three classes of shares (Class A, Class B and Class C) of the Fund are offered by this Prospectus.

The initial investment minimum for all classes of shares is $1,000. For retirement plans and other automatic investment programs, the initial purchase minimum is $50. You must maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. Purchases and redemptions will be made at the share price calculated by North American Funds after the request is received in good order. Confirmations of all transactions will be mailed to you promptly, and a copy will be sent to your broker of record. North American Funds may refuse any request to purchase shares.


                     Buying Fund                          Redeeming Fund
                     Shares                               Shares
--------------------------------------------------------------------------------
By Mail         Mail a check and account              Send a written request to:
                application to:                       North American Funds
                North American Funds                  P.O. Box 8505
                P.O. Box 8505                         Boston, MA 02266-8508
                Boston, MA 02266-8508

                To add to an existing account,
                mail a check with your
                account numbers to:
                North American Funds
                P.O. Box 8505
                Boston, MA 02266-8508

                Overnight Mailing Address:
                North American Funds
                c/o Boston Financial
                Attn:  Leadership Services
                66 Brooks Drive
                Braintree, MA 02184
--------------------------------------------------------------------------------

By Wire Transfer  For wire instructions, contact  Yes, with a minimum of
                  Customer Service at 1-800-      $1,000. For wire instructions
                  872-8037                        contact Customer Service at
                                                  1-800-872-8037
--------------------------------------------------------------------------------
By Phone          No                              Yes, simply call 1-800-872-
                                                  8037 by 4:00 p.m. to receive
                                                  that day's closing price
--------------------------------------------------------------------------------
Through Broker   Yes, if a dealer agreement       Yes, if a dealer agreement is
Dealers          is in place                      in place
--------------------------------------------------------------------------------

                                 Class A Shares                 Class B Shares              Class C Shares
--------------------------------------------------------------------------------------------------------------------
Sales Charges                 Purchases of less than $1      Shares are sold without a      Shares are sold
                              million are sold with a        front end sales charge.  For   without a front end
                              front end sales charge see     shares redeemed within six     sales charge.  For
                              table on next page).           years there                    shares redeemed within
                                                             is a sales charge at           one year there is a 1%
                              Purchases over $1              redemption (see table          sales charge at
                              million are sold without       on next page).                 redemption.
                              a front end sales charge.
                              For shares redeemed within     Available for purchases        Available for
                              one year there is              of $250,000 or less.           purchases under $1
                              a 1% back end sales                                           million.
                              charge at redemption.
--------------------------------------------------------------------------------------------------------------------

Programs That         Rights of Accumulation - you  For B and C Shares, the back
Reduce Sales Charges  will pay the sales charge     end sales charge is equal to
                      applicable to your total      the lesser of the net asset
                      account balance in            value at redemption, or the
                      all classes of shares.        original purchase price.

                      Statement of intention -
                      agree to invest a certain
                      amount over 13 months and
                      you will pay the sales
                      charge based on your goal.


--------------------------------------------------------------------------------

                      For qualified group retirement plans, please see the Statement of Additional information (SAI) for a more detailed discussion.

Sales Charge Tables

Class A Shares Sales Charge Table
---------------------------------

Amount of                             Sales Charge        Sales Charge       Concession to
Purchase Payment                      as a                as a               Broker Dealer as
                                      Percentage of       Percentage of      a Percentage of
                                      the Offering Price  the Net Amount     Offering Price
                                                          Invested
---------------------------------------------------------------------------------------------
Less than $50,000                        5.75%            6.10%              5.00%
---------------------------------------------------------------------------------------------
$50,000 but less than $100,000           4.75%            4.99%              4.00%
---------------------------------------------------------------------------------------------
$100,000 but less than $250,000          4.00%            4.17%              3.25%
---------------------------------------------------------------------------------------------
$250,000 but less than
$500,000                                 3.00%            3.09%              2.50%
---------------------------------------------------------------------------------------------
$500,000 but less than $1 million        2.25%            2.30%              1.75%
---------------------------------------------------------------------------------------------
$1 million or more                       None*             None*              See below**
---------------------------------------------------------------------------------------------

Class B Shares Sales Charge Table***
------------------------------------

Year(s) Since Purchase                                 Deferred Sales Charge
                                                       as Percentage of
                                                       Amount Redeemed
--------------------------------------------------------------------------------
Up to 2 years                                                   5%
--------------------------------------------------------------------------------
2 years or more but less than 3 years                           4%
--------------------------------------------------------------------------------
3 years or more but less than 4 years                           3%
--------------------------------------------------------------------------------
4 years or more but less than 5 years                           2%
--------------------------------------------------------------------------------
5 years or more but less than 6 years                           1%
--------------------------------------------------------------------------------
6 or more years                                                 0%
--------------------------------------------------------------------------------

Class C Shares***
Class C shares are offered for sale at net asset value and are offered for purchases of less than $1 million. Class C shares are sold without a front end sales charge. Class C shares are subject to a deferred sales charge of 1% of the dollar amount subject thereto during the first year after purchase.

Class C shares will be redeemed or exchanged in order of the date purchased, with the shares purchased earlier being redeemed or exchanged first, unless a shareholder specifically requests that specific shares be redeemed or exchanged.

Redemption in Kind
The North American Funds reserve the right to redeem proceeds in whole or in part by a distribution in kind of marketable securities held by the Fund.

Payment Following Redemption
The Fund will normally send the proceeds from a redemption (less any applicable deferred sales charge) on the next business day, but may delay payment for up to seven days.

Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of, or action by, the SEC.

----------------------------
* A CDSC (back end sales charge) may apply.

** For purchases of Class A shares of $1 million or more the Distributor will pay a commission to dealers as follows: 1.00% on sales up to $5 million, plus 0.50% of the amount in excess of $5 million; provided, however, that the Distributor may pay a commission on sales in excess of $5 million of up to 1.00% to certain dealers which, at the Distributor's invitation, enter into an agreement with the Distributor in which the dealer agrees to return any commission paid to it on the sale (or a pro rata portion thereof) if the shareholder redeems his shares within a period of time after purchase as specified by the Distributor. Purchases of $1 million or more for each shareholder account will be aggregated over a 12-month period (commencing from the date of the first such purchase) for purposes of determining the level of commission to be paid during that period with respect to such account.

*** Any shares in the redeeming shareholder's account that can be redeemed without charge will be redeemed prior to those subject to a charge.

Pricing of Fund Shares; Dividends and Distributions

The public offering price of the Class A shares of the Fund is the net asset value per share (next determined following receipt of an order) plus a front end sales charge, if applicable. The share price for Class B shares and Class C shares is the net asset value per share (next determined following receipt of an order).

The net asset value of the shares of each class of the Fund is calculated separately and, except as described below, is determined once daily as of the close of regularly scheduled trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time). Net asset value per share of each class of the Fund is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class outstanding. No determination is required on (i) days on which changes in the value of the Fund's securities holdings will not materially affect the current net asset value of the shares of the Fund and (ii) days when the New York Stock Exchange is closed (for example, national holidays). Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of regularly scheduled trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of a class of the Fund are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of regularly scheduled trading on the Exchange and would therefore not be reflected in the computation of a class's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by Josephthal under procedures established and regularly reviewed by the Trustees.

Shares of the Fund are available at the net asset value to investors purchasing shares of the Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption occurred more than 60 days prior to such purchase. The Distributor will require satisfactory evidence of your qualification of this waiver. Please call for more information. The redemption of the shares from the other mutual fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

Short-term debt instruments with a remaining maturity of 60 days or less held by the Fund are valued on an amortized cost basis.

Unless you request cash payment, all dividends and distributions will be reinvested. The Fund declares and pays capital gains and income dividends annually.

Taxes

It is expected that the Fund will qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If it so qualifies, the Fund will not be subject to United States federal income taxes on its net investment income and net capital gain, if any, that it distributes to its shareholders in each taxable year, provided that it distributed to its shareholders at least 90% of its net investment income for such taxable year. If in any year the Fund fails to qualify as a regulated investment company, it would incur regular corporate federal income tax on its taxable income for that year and be subject to certain additional distribution requirements upon re-qualification. The Fund will be subject to a 4% nondeductible excise tax on its taxable income to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund intends to make sufficient distributions to avoid application of the corporate income and excise taxes.

Certain investments, including investments in assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities", may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and thereby to eliminate any tax liability at the Fund level. In addition, transactions in options, futures contracts, and straddles may accelerate income, defer losses, cause adjustments in the holding periods of a Fund's securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

Because the Fund may invest in foreign securities or currencies, it may be required to pay withholding or other taxes to foreign governments on dividends and interest. The investment yield of the Fund's investment in foreign securities or currencies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign taxes, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. If the Fund is eligible for and makes an election to allow the shareholders of the Fund to claim a foreign tax credit or deduction for these taxes for any taxable year, the shareholders will be notified. The ability of the shareholders to utilize such a foreign tax credit is subject to a holding period requirement. In addition, if the Fund invests in securities of passive foreign investment companies, it may be subject to U.S. federal income taxes (and interest on such taxes) as a result of such investments. The investment yield of such investments will be reduced by these taxes and interest. Shareholders will bear the cost of these taxes and interest, but will not be able to claim a deduction for these amounts.

The Fund's distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will result in taxable ordinary income to the shareholders of the Fund, whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will result in taxable long-term capital gain income to the shareholders of the Fund, regardless of whether the distributions are received in cash or reinvested in shares and regardless of how long a shareholder has held shares in the Fund. Distributions are taxed as described in this paragraph even if such distributions economically represent a return of a particular shareholder's investment. Distributions that represent a return of a particular shareholder's investment are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

The redemption, sale or exchange of Fund shares (including the exchange of shares of one North American Fund for shares of another) is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. Pursuant to the Taxpayer Relief Act of 1997, long-term capital gains generally are subject to a maximum tax rate of 20%.

If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed.

Generally, unless a shareholder of the Fund includes his or her taxpayer identification number (social security number for individuals) in the Shareholder Application and certifies that he or she is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury 31% from dividends other than exempt-interest dividends and other reportable payments to the shareholder.

Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities. Thus, for residents of these states, distributions derived from the Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves.

Descriptions of tax consequences set forth in this Prospectus and in the Statement of Additional Information are intended to be a general guide. Investors should consult their tax advisers with respect to the specific tax consequences of an investment in the Fund, including the effect and applicability of state, local, foreign, and other tax laws and the possible effects of changes in federal or other tax laws. This discussion is not intended as a substitute for careful tax planning.

Rule 12b-1 Fees

The Trust has adopted a distribution plan under Rule 12b-1 of the Investment Company act of 1940, as amended, that allows the North American Funds to pay distribution fees for the sale and distribution of fund shares. Portions of the fees are used to provide payments for services provided to shareholders ("service fees"), as indicated below.

Class A shares of the Fund are subject to Rule a 12b-1 fee of up to .35% of average daily net assets, five-sevenths of which (.25%) is a "service fee."

Class B shares of the Fund are subject to a Rule 12b-1 fee of up to 1.00% of average annual net assets, one-fourth (.25%) of which is a "service fee."

Class C shares of the Fund are subject to a Rule 12b-1 fee of up to 1.00% of average annual net assets, one-fourth (.25%) of which is a "service fee."

Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for Class B and Class C shares may therefore cost you more than paying the maximum permitted front-end sales charge on Class A Shares.

Account Services

To use any of these programs, simply fill out the appropriate section of your account application, or request the appropriate form.

Automatic Dividend Diversification
With this program, you can have all dividends and other distributions from one North American Fund automatically invested in the same class of shares of another Fund.

Automatic Investment Plan
Shareholders can set up an Automatic Investment Plan. Once each month the shareholder's account will be debited the amount (at least $50) specified by the shareholder.

Exchange Privilege
Shareholders may make free unlimited exchanges by mail or telephone within classes of shares of all other North American Funds without any sales charge. Other North American funds are: International Small Cap Fund, International Equity Fund, Global Equity Fund, Small Cap Growth Fund, Mid Cap Growth Fund, Large Cap Growth Fund, Growth & Income Fund, Science & Technology Fund, Balanced Fund, Strategic Income Fund, Core Bond Fund, U.S. Government Securities Fund, Money Market Fund, Mid Cap Value Fund, Municipal Bond Fund, Municipal Money Market Fund, Stock Index Fund, Small Cap Index Fund, Socially Responsible Fund, High Yield Bond Fund, Aggressive Growth LifeStyle Fund, Moderate Growth LifeStyle Fund, Conservative Growth LifeStyle Fund. Shares of one class may not be exchanged for shares of any other class of any North American Fund. Be aware that exchanges are regarded as sales for federal and state income tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged. Exchanges usually occur on the same day they are requested. The terms of the exchange privilege may change and the privilege may be revoked at any time without notice.

The Fund will not be responsible for any losses resulting from unauthorized telephone transactions if it follows reasonable procedures designed to verify the identity of the caller. The Fund will request personal or other information from the caller, and will record calls. By establishing an account with the Fund, you consent to all recording of telephone calls.

You may make exchanges over the telephone by calling 1-800-872-8037.

Reinstatement Privilege
If you redeem Class A shares (under $1 million) and reinvest within 90 days, you will not have to pay a sales charge. If you redeem Class A shares over $1 million, or Class B or C shares and pay a deferred sales charge and then reinvest within 90 days, your account will be credited the amount of the deferred sales charge.

Systematic Withdrawal Plan
If you have an account balance of at least $10,000, you can set up a plan to have redemptions paid to you, or someone you designate, on a monthly, quarterly, semi-annual or annual basis. You can withdraw up to 12% of the account value annually, if a monthly plan, up to 1% per month, without a deferred sales charge. If you request this service after completing our application and payments are to be made to someone other than yourself, you will have to provide a signature guarantee. Redemption checks are generally mailed within two days after redemption. The availability of this service may end, and a fee of up to $5 per withdrawal may be charged with 30 days written notice to you.

Transfer of Shares
You may transfer Fund shares to family members and others at any time without a sales charge. Consult your tax adviser concerning such transfers.

North American Funds
286 Congress Street
Boston, Massachusetts 02210
(800) 872-8037

For Additional Information
More information about the Fund, including the SAI, is available to you free of charge. To request additional information:

By Telephone
Call 1-800-872-8037

By Mail from the Funds (There is no fee)
Write to:
North American Funds
286 Congress Street
Boston, MA 02210
By Mail or in Person from the Public Reference Room of the Securities and Exchange Commission (SEC). (You will pay a duplication fee.)

Visit or Write to:
SEC's Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-6009
1-800-SEC-0330

Online at the SEC's Internet Site
Text-only versions of fund documents can be viewed online or downloaded from http://www.sec.gov.

Statement of Additional Information (SAI)
The SAI provides additional information about the Trust and the North American Funds.

                              NORTH AMERICAN FUNDS:
                        JOSEPHTHAL STRATEGIC GROWTH FUND

                      Supplement Dated September __, 2000
                                     to the
                       Statement of Additional Information
                              Dated ________, 2000


     Disclosure relating to a new series of the Trust:
          Josephthal Strategic Growth Fund

--------------------------------------------------------------------------
Note: This document supplements the North American Funds (the "Trust") Statement of Additional Information dated ________, 2000 (the "Statement of Additional Information") filed electronically with the Securities and Exchange Commission via EDGAR on _______, 2000 - Registration Nos. 33-27958, 811-5797, Accession Number: ________________ - and incorporated herein by reference.
--------------------------------------------------------------------------

1.   Date of the Statement of additional Information.

     The date of the Statement of Additional Information is hereby amended to September __, 2000.

2.   A New Series of the Trust.

     The Trust intends to offer Class A, Class B and Class C shares of a new series, the Josephthal Strategic Growth Fund (the "Fund").

3.   Investment Policies and Risks.

     The disclosure under "Investment and Risk Factors Applicable to Multiple Funds" in the Statement of Additional Information applies to the Fund. With respect to the disclosure under that heading related to illiquid securities, the Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. The disclosure under "Hedging and Other Strategic Transactions" applies to the Fund.

4.   Investment Restrictions.

     As a matter of fundamental policy, the Fund may not:

          (1) With respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

          (2) With respect to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

          (3) Invest more than 25% of its total assets in companies within a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. There are no limitations on investments made in instruments issued or guaranteed by the U.S. Government and its agencies.

          (4) Make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements, or by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the rules and regulations or interpretations of the SEC.

          (5) Borrow, except (i) from banks; (ii) to enter into reverse repurchase agreements or to employ similar investment techniques, and pledge its assets in connection therewith; and (iii) as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's total assets valued at the lower of market or cost. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

          (6) Invest in physical commodities or contracts on physical commodities.

          (7) Purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

          (8) Underwrite the securities of other issuers.

          (9) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

     As a matter of non-fundamental policy, the Fund may not:

          (1) Invest more than an aggregate of 15% of the Fund's net assets in illiquid or restricted securities.

          (2) Invest for the purpose of exercising control over management of any company; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

          (3) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

5.   Temporary Defensive Positions.

     The Fund may invest temporarily up to 100% of its assets in cash or cash equivalents, investment grade debt securities or repurchase agreements for defensive purposes. Consistent with the Fund's investment objective and policies, the subadvisor of the Fund, Josephthal & Co., Inc. ("Josephthal"), may make changes in the portfolio consistent with the Fund's policies whenever it believes doing so is in the best interest of the Fund.

6.   Management of the Trust.

     The disclosure under the headings "Management of the Fund" and "Investment Management Arrangements" in the Statement of Additional Information applies to the Fund and is incorporated herein by reference.

     American General Asset Management Corp. ("AGAM") is the investment adviser for the Fund. AGAM is owned by American General Corporation, which is a part of American General Financial Group, a financial services company with approximately $115 billion in assets and over $6 billion in total stockholders' equity.

     AGAM receives monthly Advisory Fees from the Fund at the maximum annual rate of .900%, based on the average daily net assets of the Fund. Pursuant to a Subadvisory

Agreement between AGAM and Josephthal, AGAM pays Josephthal a monthly subadvisory fee at the maximum annual rate of .500% of the average daily net assets of the Fund.

     The Sections "Distribution Plans," "Portfolio Brokerage," "Capital Stock," "Purchase, Redemption and Pricing," "Performance Information" and "Taxes" apply to the Fund and are incorporated herein by reference. The Section "Multiple Pricing System" applies to the Fund, with the exception that purchases of Class A shares of less than $1 million are offered for sale at net asset value per share plus a front end sales charge of up to 5.75% payable at the time of purchase.

Item 23.  Exhibits
          --------

     (1) (a) Amended and Restated Agreement and Declaration of Trust dated February 18, 1994. (8)

          (b) Declaration of Trust Amendment -- Establishment and Designation of Additional Series of Shares for the International Growth and Income Fund, dated December 28, 1994. (8)

          (c)  Declaration of Trust Amendment - Establishment and Designation of
               Classes A, B and C, dated March 17, 1994.   (8)

          (d) Declaration of Trust Amendment - Establishment and Designation of Additional Series of Shares for the Growth Equity, International Small Cap, and Small/Mid Cap Funds dated February 28, 1996. (8)

          (e) Declaration of Trust Amendment - Redesignation of Series of Shares of Beneficial Interest known as the Growth Fund dated February 28, 1996. (8)

          (f) Declaration of Trust Amendment - Redesignation of Series of Shares of Beneficial Interest known as the Global Growth Fund and the Asset Allocation Fund dated October 1, 1996. (8)

          (g) Declaration of Trust Amendment - Establishment of the Tax-Sensitive Equity Fund and Emerging Growth Fund series. (10)

          (h) Declaration of Trust Amendment - Establishment of 11 additional series of shares and 2 additional classes of shares. (14)

     (2) By-laws of North American Funds -- previously filed as Exhibit (b)(2) to North American Funds initial registration statement on Form N-1A (File No. 33-27958) dated April 5, 1989. (10)

     (3) See Articles 4 and 5 of the North American Funds Amended and Restated Declaration of Trust; and see Articles 2 and 9 of the By-laws of North American Funds.

     (4) (a) Interim Investment Advisory Agreement dated March 10, 2000 between North American Funds and American General Asset Management Corp. (14)

          (b) Interim Subadvisory Agreement between American General Asset Management Corp. and American General Investment Management, L.P. dated March 10, 2000. (14)

          (c) Subadvisory Agreement between American General Asset Management Corp. and Wellington Management Company, dated March 10, 2000.
               (14)

          (d) Subadvisory Agreement between American General Asset Management Corp. and Morgan Stanley Dean Witter Investment Management Inc. dated March 10, 2000. (14)

          (e) Subadvisory Agreement between American General Asset Management Corp. and INVESCO Funds Group, Inc. dated March 10, 2000.
               (14)

          (f) Subadvisory Agreement between American General Asset Management Corp. and Founders Asset Management LLC dated March 10, 2000.
               (14)

          (g)  (Reserved)

          (h) Subadvisory Agreement between American General Asset Management Corp. and T. Rowe Price Associates, Inc. dated March 10,
               2000. (14)

          (i) Subadvisory Agreement between American General Asset Management Corp. and Neuberger Bornan Management, Inc. dated March 10, 2000. (14)

          (j)  (Reserved)

          (k) Subadvisory Agreement between American General Asset Management Corp. and Credit Suisse Asset Management, LLC dated March 10, 2000. (15)

          (l) Subadvisory Agreement between American General Asset Management Corp. and Josephthal & Co., Inc. dated September 1, 2000 (16)

     (5) (a) Distribution Agreement Between North American Funds and American General Funds Distributors, Inc. dated March 10, 2000. (14)

          (b) Most Recent Form of Dealer Agreement Among American General Funds Distributors, Inc. and Selected Broker-Dealers. (14)

     (6)  Not applicable.

     (7) (a) Custodian Agreement Between North American Funds and Boston Safe Deposit and Trust Company. (1)

          (b) Custodian Agreement Between North American Funds and State Street Bank and Trust Company. (1)

          (c) Transfer and Shareholder Services Contract Between North American Funds and State Street Bank and Trust Company. (1)

          (d) Forms of Sub-Custodian Agreements Between State Street Bank and Trust Company and the Bank of New York, Chemical Bank and Bankers Trust. (5)

     (8)  Not applicable.

     (9)  (a)  Opinion of Ruth Ann Fleming, Esq.  (10)

          (b)  Opinion of Christina M. Perrino, Esq.  (10)

          (c)  Opinion of Christina M. Perrino, Esq.  (4)

          (d)  Opinion of Christina M. Perrino, Esq.  (10)

          (e)  Opinion of Jeffrey M. Ulness, Esq.  (10)

          (f)  Opinion of Tracy A. Kane, Esq.  (10)

          (g)  Opinion of Counsel of Betsy Anne Seel, Esq.  (10)

          (h)  Opinion of Counsel of Betsy Anne Seel, Esq.  (6)

          (i) Opinion of Ropes & Gray dated December 18, 1997 regarding the Tax-Sensitive Equity Fund and the Emerging Growth Fund. (10)

          (j) Form of Opinion of Ropes & Gray regarding 10 new series of shares of the Trust. (14)

          (k) Form of Opinion of Ropes & Gray regarding the Josephthal Strategic Growth Fund (16)

     (10) Consent of PricewaterhouseCoopers LLP  (13)

     (11) Not applicable.

     (12) Letter Containing Investment Undertaking of North American Life Assurance Company. (3)

     (13) (a) Amended and Restated Rule 12b-1 Distribution Plan for Class A shares dated September 26, 1997. (9)

          (b) Amended and Restated Rule 12b-1 Distribution Plan for Class B shares dated September 26, 1997. (9)

          (c) Amended and Restated Rule 12b-1 Distribution Plan for Class C shares dated September 26, 1997. (9)

     (14) Amended and Restated Rule 18f-3 plan dated February 27, 2000.  (14)

     (15) Code of Ethics (14).

     (16) (a)  Power of Attorney. (14)

          (b)  Power of Attorney. (14)

          (c)  Power of Attorney. (16)

________________________________________________________________________________

(1) Previously filed as Exhibit to North American Fund's initial registration statement on Form N-1A No. 33-27958) dated November 1, 1991.

(2) Previously filed as Exhibit to North American Fund's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-27958) dated December 29, 1989.

(3) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 2 on Form N-1A (File No. 33-27958) dated August 29, 1990.

(4) Previously filed as Exhibit to North American Fund's Post-Effective Amendment No. 7 on Form N-1A (File No. 33-27958) dated November 1, 1991.

(5) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 17 on Form N-1A (File No. 33-27958) dated April 1, 1994.

(6) Previously filed as Exhibit to North American Funds Post effective Amendment No. 21 on Form N1-A (File No. 33-27958) dated December 15, 1995.

(7) Previously filed as Exhibit to North American Funds Post-Effective Amendment No. 22 on Form N-1A (File No. 33-27958) dated February 23, 1996.

(8) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 25 on Form N-1A dated December 30, 1996.

(9) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 26 on Form N-1A (File No. 33-27958) dated October 17, 1997.

(10) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 27 on Form N-1A (File No. 33-27958) dated December 30, 1997.

(11) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 28 on Form N-1A (File No. 33-27958) dated December 18, 1998.

(12) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 29 on Form N-1A (File No. 33-27958) dated March 1, 1999.

(13) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 31 on Form N-1A (File No. 33-27958) dated March 2, 2000.

(14) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 32 on Form N-1A (File No. 33-27958) dated March 17, 2000.

(15) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 33 on Form N-1A (File No. 37-27958) dated April 7, 2000.

(16) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

     No person is directly or indirectly controlled by the Registrant. With respect to the portfolios of the Registrant, no person controls the Registrant by virtue of share ownership in the Registrant.

     While the Registrant disclaims any such control relationship, it may be deemed to be controlled by its investment adviser by virtue of the advisory relationship. In such case, the Registrant and its adviser, American General Asset Management Corp. ("AGAM"), a Delaware corporation, may be deemed to be under common control of the adviser's parent corporation. AGAM is a wholly-owned subsidiary of American General Corporation ("American General"), a Texas corporation which is based in Houston, Texas. American General is also the parent company of American General Funds Distributors, Inc, a Delaware corporation and the Registrant's distributor. American General is also the parent company of American General Investment Management, L.P., the subadviser to several of the Funds.

Item 25.  Indemnification
          ---------------

     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     Registrant has previously provided the undertaking set forth in Rule 481 under the Securities Act of 1933.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     See "Management of the Fund" in the Prospectus and Statement of Additional Information and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisors. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisors, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is herein incorporated by reference.

Item 27.  Principal Underwriters
          ----------------------

a. American General Funds Distributors, Inc., the Registrant's principal underwriter, does not serve as principal underwriter, depositor or investment adviser to any other investment company.

b.   Officers and Directors of Principal Underwriter

                                                      Positions And
   Name and Principal      Positions and Offices      Offices with
    Business Address         with Underwriter          Registrant
------------------------  -----------------------  -------------------
Alice T. Kane*            President                Chairman &
                                                   President

Joseph T. Grause, Jr.*    Vice President &         Vice President
                          Treasurer

John I. Fitzgerald*       Vice President &         Vice President &
                          Secretary                Secretary

*     c/o American General Asset Management Corp.
      286 Congress Street
      Boston, MA  02110

c.    Not applicable.


Item 28.  Location of Accounts and Records
          --------------------------------

     All accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 are kept by American General Asset Management Corp. the Registrant's investment adviser, at its offices at 286 Congress Street, Boston, Massachusetts 02210; by Credit Suisse Asset Management, Inc. the investment subadvisor to the Small Cap Growth Fund, at its offices at 466 Lexington Avenue., New York, New York, 10017-3147; by Wellington Management Company, LLP, the investment subadvisor to the Growth & Income Fund, Tax-Sensitive Equity Fund and the Equity-Income Fund at its offices at 75
State Street, Boston, Massachusetts 02109; by Founders Asset Management, LLC, the investment adviser to the International Small Cap, Large Cap Growth Fund and Growth Equity Fund, at its offices at 2930 East Third Avenue, Denver, Colorado 80206; by the Registrant at its principal business office located at 286 Congress Street, Boston, Massachusetts 02110; by T. Rowe Price Associates, Inc., the investment subadvisor to the Science & Technology Fund, at its offices at 100 East Pratt Street, Baltimore, Maryland 21202; by Morgan Stanley Dean Witter Investment Management Inc., the investment subadvisor of the International Equity Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020; by INVESCO Fund Group, Inc., 1166 Avenue of the Americas, New York, N.Y. 10036, the investment subadviser to the Balanced Fund and the Mid Cap Growth Fund; by Neuberger Berman Management, Inc., 805 Third Avenue, New York, N.Y. 10158, investment subadviser to the Mid Cap Value Fund; by American General Investment Management, L.P., 2929 Allen Parkway, Houston, Texas 77015, the investment subadviser to the Strategic Income Fund, the Municipal Bond Fund, the Money Market Fund, the Core Bond Fund, the Stock Index Fund, the Small Cap Index Fund, the Socially Responsible Fund, the High Yield Bond Fund, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund, the Municipal Money Market Fund, and the U.S. Government Securities Fund; by Josephthal & Co. Inc., the Investment Subadvisor of the Josephthal Strategic Growth Fund, at its offices at 200 Park Avenue, 25th
Floor, New York, N.Y. 10166; by Boston Safe Deposit and Trust Company, custodian for the Global Growth Fund's assets, at its offices at One Boston Place, Boston, Massachusetts 02108; or by State Street Bank and Trust Company, the custodian and transfer agent for all the other portfolios of the Registrant, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

Item 29.  Not applicable.

Item 30. The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, North American Funds has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 15th day of June, 2000.


                                                   NORTH AMERICAN FUNDS
                                                   --------------------
                                                        Registrant

                                                   By:        *
                                                      -----------------
                                                      Alice T. Kane,
                                                      President


Attest:

/s/ John I. Fitzgerald
----------------------
John I. Fitzgerald
Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this amended Registration Statement has been signed by the following persons in the capacities and on the 15th day of June, 2000.


                                        Title
                                        -----

            *                           Trustee
---------------------------
William F. Devin

            *                           Trustee, Chairman and President
---------------------------
Alice T. Kane

            *                           Trustee
---------------------------
Kenneth J. Lavery

            *                           Trustee
---------------------------
Joseph T. Grause, Jr.

            *                           Trustee
---------------------------
Judith L. Craven

            *                           Trustee
---------------------------
Timothy J. Ebner

            *                           Trustee
---------------------------
Gustavo E. Gonzales, Jr.

                                        Trustee
---------------------------
John E. Maupin, Jr.

            *                           Trustee
---------------------------
Ben H. Love

/s/ Thomas J. Brown                     Treasurer; Principal
---------------------------             Financial and Accounting
Thomas J. Brown                         Officer

/s/ John I. Fitzgerald                  *By John I. Fitzgerald
---------------------------             Attorney-in-fact
John I. Fitzgerald

                                  Exhibit Index

4(1) Subadvisory Agreement between American General Asset Management Corp. and Josephthal & Co., Inc. dated September 1, 2000.

9(k) Form of Opinion of Ropes & Gray regarding the Josephthal Strategic Growth Fund.

16(c) Power of Attorney